Leases - Summary of information about right of use assets (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Leases [Abstract]
Balance at beginning of period	€ 231,893	€ 432,965
Addition		(3,302)
Depreciation charges	(99,062)	(197,770)
Impact of transaction of foreign currency	1,150
Balance at end of period	€ 133,981	€ 231,893